Scope of Consolidation and Non-Consolidated Entities - Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		$ 125,941	$ 125,941	$ 125,941		$ 236,474	$ 308,846
Net income (Loss)	$ (15,928)	(49,165)	(66,648)	(108,443)		(114,034)	(125,107)
Other comprehensive income (loss)		997	663	1,994		(8,955)	(14,999)
Total Comprehensive income (loss)	(16,105)	(48,168)	(65,985)	(106,449)		(122,989)	(140,106)
Capital Increase				69,985	[1]		46,954
Transaction costs related to capital increase		(1,455)					(2,316)
Non-cash stock-based compensation expense		7,125	4,472	9,092		10,175	13,118
Other movements		(257)	(259)	(187)	[2]
Ending Balance	$ 96,558	96,558	76,123	84,695		125,941	$ 236,474
Cellectis Inc [Member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase		$ 25,017	25,073
Transaction costs related to capital increase			$ (1,459)	$ (2,049)	[3]	$ (570)
Share Capital Ordinary Shares [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance, shares		45,675,968	45,675,968	45,675,968		45,484,310	42,780,186
Beginning balance		$ 2,955	$ 2,955	$ 2,955		$ 2,945	$ 2,785
Capital Increase, Shares				25,907,800	[1]		2,415,630
Capital Increase				$ 1,401	[1]		$ 143
Ending balance, shares	55,583,768	55,583,768	55,583,768	71,751,201		45,675,968	45,484,310
Ending Balance	$ 3,491	$ 3,491	$ 3,492	$ 4,365		$ 2,955	$ 2,945
Share Capital Ordinary Shares [member] | Cellectis Inc [Member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase, Shares		9,907,800	9,907,800
Capital Increase		$ 536	$ 537
Premiums Related to Share Capital [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		583,122	583,122	583,122		934,696	872,134
Capital Increase				68,584	[1]		46,811
Transaction costs related to capital increase		(1,455)		(2,049)		(570)	(2,316)
Non-cash stock-based compensation expense		5,119	2,466	7,086		8,071	12,497
Other movements		(133,976)	(134,273)	(133,958)	[2]	(359,076)	(27)
Ending Balance	477,291	477,291	474,391	522,785		583,122	934,696
Premiums Related to Share Capital [member] | Cellectis Inc [Member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase		24,482	24,536
Transaction costs related to capital increase			(1,459)	(2,049)	[3]	(570)
Currency Translation Adjustment [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		(28,605)	(28,605)	(28,605)		(18,021)	(4,089)
Other comprehensive income (loss)		(439)	(877)	(73)		(10,583)	(13,932)
Total Comprehensive income (loss)		(439)	(877)	(73)		(10,583)	(13,932)
Ending Balance	(37,050)	(37,050)	(37,505)	(36,690)		(28,605)	(18,021)
Retained Earnings (Deficit) [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		(333,365)	(333,365)	(333,365)		(584,129)	(505,961)
Other comprehensive income (loss)		(32)	55	597		1,983	240
Total Comprehensive income (loss)		(32)	55	597		1,983	240
Allocation of prior period loss		(106,139)	(106,139)	(106,139)		(114,197)	(81,074)
Operation between shareholders		342	343	343	[4]
Other movements		133,814	134,125	133,868	[2]	359,076	27
Ending Balance	(305,392)	(305,392)	(304,994)	(304,707)		(333,365)	(584,129)
Income (Loss) [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		(106,139)	(106,139)	(106,139)		(114,197)	(81,074)
Net income (Loss)		(41,781)	(59,264)	(101,059)		(106,139)	(114,197)
Total Comprehensive income (loss)		(41,781)	(59,264)	(101,059)		(106,139)	(114,197)
Allocation of prior period loss		106,139	106,139	106,139		114,197	81,074
Ending Balance	(41,781)	(41,781)	(59,264)	(101,059)		(106,139)	(114,197)
Attributable to Shareholders of Cellectis [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		117,968	117,968	117,968		221,293	283,795
Net income (Loss)		(41,781)	(59,264)	(101,059)		(106,139)	(114,197)
Other comprehensive income (loss)		(471)	(822)	524		(8,600)	(13,693)
Total Comprehensive income (loss)		(42,252)	(60,086)	(100,535)		(114,739)	(127,890)
Capital Increase				69,985	[1]		46,954
Transaction costs related to capital increase		(1,455)					(2,316)
Operation between shareholders		342	343	343	[4]
Non-cash stock-based compensation expense		5,119	2,466	7,086		8,071	12,497
Other movements		(163)	(148)	(90)	[2]
Ending Balance	96,558	96,558	76,121	84,695		117,968	221,293
Attributable to Shareholders of Cellectis [member] | Cellectis Inc [Member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase		25,017	25,073
Transaction costs related to capital increase			(1,459)	(2,049)	[3]	(570)
Non controlling Interests [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		7,973	7,973	7,973		15,181	25,051
Net income (Loss)		(7,384)	(7,384)	(7,384)		(7,894)	(10,910)
Other comprehensive income (loss)		1,468	1,485	1,470		(355)	(1,306)
Total Comprehensive income (loss)		(5,916)	(5,899)	(5,914)		(8,250)	(12,216)
Operation between shareholders		(342)	(343)	(343)	[4]
Non-cash stock-based compensation expense		2,006	2,006	2,006		2,105	621
Other movements		(95)	(111)	(97)	[2]
Ending Balance	0	0	0	0		7,973	$ 15,181
Calyxt Inc [Member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase						329
Transaction costs related to capital increase						(212)
Loss of control over Calyxt		(3,625)	(3,625)	(3,625)	[5]
OCI Reclassification pursuant to Calyxt's deconsolidation		(8,019)	(8,036)	(8,022)	[6]
Calyxt Inc [Member] | Currency Translation Adjustment [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
OCI Reclassification pursuant to Calyxt's deconsolidation		(8,007)	(8,024)	(8,012)	[6]
Calyxt Inc [Member] | Retained Earnings (Deficit) [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase						162
Transaction costs related to capital increase						(104)
OCI Reclassification pursuant to Calyxt's deconsolidation		(12)	(12)	(10)	[6]
Calyxt Inc [Member] | Attributable to Shareholders of Cellectis [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase						162
Transaction costs related to capital increase						(104)
OCI Reclassification pursuant to Calyxt's deconsolidation		(8,019)	(8,036)	(8,022)	[6]
Calyxt Inc [Member] | Non controlling Interests [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase						168
Transaction costs related to capital increase						(108)
Loss of control over Calyxt		(3,625)	(3,625)	(3,625)	[5]
Previously Reported [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		125,941	125,941	$ 125,941
Net income (Loss)	(13,583)	(46,108)	(63,590)
Other comprehensive income (loss)		997	663
Total Comprehensive income (loss)	(13,760)	(45,111)	(62,927)
Transaction costs related to capital increase		(1,455)
Non-cash stock-based compensation expense		4,905	2,252
Other movements		(257)	(259)
Ending Balance	$ 96,558	96,558	76,123			$ 125,941
Previously Reported [member] | Cellectis Inc [Member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase		$ 25,017	25,073
Transaction costs related to capital increase			$ (1,459)
Previously Reported [member] | Share Capital Ordinary Shares [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance, shares		45,675,968	45,675,968	45,675,968
Beginning balance		$ 2,955	$ 2,955	$ 2,955
Ending balance, shares	55,583,768	55,583,768	55,583,768			45,675,968
Ending Balance	$ 3,491	$ 3,491	$ 3,492			$ 2,955
Previously Reported [member] | Share Capital Ordinary Shares [member] | Cellectis Inc [Member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase, Shares		9,907,800	9,907,800
Capital Increase		$ 536	$ 537
Previously Reported [member] | Premiums Related to Share Capital [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		583,122	583,122	583,122
Transaction costs related to capital increase		(1,455)
Non-cash stock-based compensation expense		4,053	1,400
Other movements		(133,976)	(134,273)
Ending Balance	476,224	476,224	473,325			583,122
Previously Reported [member] | Premiums Related to Share Capital [member] | Cellectis Inc [Member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase		24,482	24,536
Transaction costs related to capital increase			(1,459)
Previously Reported [member] | Currency Translation Adjustment [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		(28,605)	(28,605)	(28,605)
Other comprehensive income (loss)		(415)	(859)
Total Comprehensive income (loss)		(415)	(859)
Ending Balance	(37,050)	(37,050)	(37,505)			(28,605)
Previously Reported [member] | Retained Earnings (Deficit) [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		(333,365)	(333,365)	(333,365)
Other comprehensive income (loss)		(42)	55
Total Comprehensive income (loss)		(42)	55
Allocation of prior period loss		(106,139)	(106,139)
Operation between shareholders		342	343
Other movements		133,824	134,131
Ending Balance	(305,392)	(305,392)	(304,994)			(333,365)
Previously Reported [member] | Income (Loss) [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		(106,139)	(106,139)	(106,139)
Net income (Loss)		(40,715)	(58,197)
Total Comprehensive income (loss)		(40,715)	(58,197)
Allocation of prior period loss		106,139	106,139
Ending Balance	(40,715)	(40,715)	(58,197)			(106,139)
Previously Reported [member] | Attributable to Shareholders of Cellectis [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		117,968	117,968	117,968
Net income (Loss)		(40,715)	(58,197)
Other comprehensive income (loss)		(458)	(805)
Total Comprehensive income (loss)		(41,172)	(59,002)
Transaction costs related to capital increase		(1,455)
Operation between shareholders		342	343
Non-cash stock-based compensation expense		4,053	1,400
Other movements		(152)	(142)
Ending Balance	96,558	96,558	76,121			117,968
Previously Reported [member] | Attributable to Shareholders of Cellectis [member] | Cellectis Inc [Member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Capital Increase		25,017	25,073
Transaction costs related to capital increase			(1,459)
Previously Reported [member] | Non controlling Interests [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Beginning balance		7,973	7,973	$ 7,973
Net income (Loss)		(5,393)	(5,393)
Other comprehensive income (loss)		1,454	1,468
Total Comprehensive income (loss)		(3,939)	(3,925)
Operation between shareholders		(342)	(343)
Non-cash stock-based compensation expense		852	852
Other movements		(105)	(117)
Ending Balance	0	0	0			$ 7,973
Previously Reported [member] | Calyxt Inc [Member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Loss of control over Calyxt		(4,440)	(4,440)
OCI Reclassification pursuant to Calyxt's deconsolidation		(8,042)	(8,060)
Previously Reported [member] | Calyxt Inc [Member] | Currency Translation Adjustment [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
OCI Reclassification pursuant to Calyxt's deconsolidation		(8,030)	(8,041)
Previously Reported [member] | Calyxt Inc [Member] | Retained Earnings (Deficit) [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
OCI Reclassification pursuant to Calyxt's deconsolidation		(12)	(19)
Previously Reported [member] | Calyxt Inc [Member] | Attributable to Shareholders of Cellectis [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
OCI Reclassification pursuant to Calyxt's deconsolidation		(8,042)	(8,060)
Previously Reported [member] | Calyxt Inc [Member] | Non controlling Interests [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Loss of control over Calyxt		(4,440)	(4,440)
Adjustment [member]
Disclosure of scope of consolidated and non consolidated entities [line items]
Net income (Loss)	(2,345)	(3,058)	(3,058)
Total Comprehensive income (loss)	$ (2,345)	$ (3,058)	$ (3,058)

[1]	During the year ended December 31, 2023, 9,907,800 shares were issued in a February 2023 follow-on offering of American Depositary Shares (ADSs) with gross proceeds of $24.8 million (the Cellectis Follow-on Offering). During the year ended December 31, 2023, 16,000,000 shares were issued on November 6, 2023 in connection with the AstraZeneca Initial Investment Agreement (the "IIA") of $80.0 million at a price of $5 per share. Following settlement and delivery of the new shares, AstraZeneca owns approximately 22% of the share capital, and 21% of the voting rights of the Company, has the right to nominate a non-voting observer on the board of directors of Cellectis, and has the right to participate pro rata in Cellectis’s future share offerings. A portion of the Initial Investment Agreement proceeds equal to $35.7 million was reallocated to the transaction price of the Joint Research and Collaboration Agreement ("AZ JRCA") with AstraZeneca collaboration agreement and recorded as deferred revenue. The amount is reflected as a deduction from the share premium. The remaining consideration received, after reallocation of the AZ JRCA and foreign exchange impact as of December 31, 2023, representing $44.9 million is reflected in share capital for $0.9 million and share premium for $44.0 million. Further details on the interdependence between the AZ JRCA and SIA are provided in Note 2.6 to the financial statements "Accounting treatment of significant transactions of the period".
[2]	Other movements include mainly the absorption of $134.1 million of retained earnings into share premium, approved during the annual shareholders meeting of June 27, 2023, in accordance with French Law. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.
[3]	The transaction costs recognized as a reduction of share premium during the year ended December 31, 2023 correspond to the $1.4 million issuance costs incurred in 2023 in connection with the Cellectis Follow-on Offering (in addition to the $0.6 million costs already incurred and deducted from Equity in the fourth quarter of 2022) and the $0.6 million issuance costs related to AstraZeneca initial investment.

[4]	Operations between shareholders during the year-end period ended December 31, 2023 correspond to the reduction in Cellectis’ percentage of interest in Calyxt from 49.1% at December 31, 2022 to 48.0% at May 31, 2023, without a change in the consolidation method until May 31, 2023.
[5]	On May 31, 2023, Calyxt consummated the Merger (as defined below) with Cibus Global. As from the consummation of the Merger, Cellectis has lost control over Calyxt and we proceeded with its deconsolidation. The net impact on Total Shareholders’ Equity corresponds to the derecognition of minority interests in Calyxt for $3.6 million.
[6]	We have reclassified at the date of loss of control amounts previously recognized in other comprehensive income related to Calyxt that should be reclassified in profit or loss according to IFRS 10.